UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Bruce Bent & Associates Inc.
Address: The Paramount Building, 18C
         139 North County Road
         Palm Beach, FL  33480

13F File Number:  28-07444

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Bruce D. Bent
Title:     President
Phone:     561-653-8335

Signature, Place, and Date of Signing:

     /s/  Bruce D. Bent     Palm Beach, FL     April 26, 2005

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     26

Form13F Information Table Value Total:     $110,365 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100      937    20105 SH       SOLE                    20105        0        0
ALLIANCE CAP MGMT HLDG L P     UNIT LTD PARTN   01855A101     3560    75500 SH       SOLE                    75500        0        0
AMERICAN INTL GROUP INC        COM              026874107     2671    48200 SH       SOLE                    48200        0        0
AMGEN INC                      COM              031162100     2002    34400 SH       SOLE                    34400        0        0
ANDRX CORP DEL                 ANDRX GROUP      034553107     4096   180700 SH       SOLE                   180700        0        0
BERKSHIRE HATHAWAY INC DEL     CL B             084670207     1031      361 SH       SOLE                      361        0        0
BLOCK H & R INC                COM              093671105    10620   209972 SH       SOLE                   209972        0        0
BOSTON SCIENTIFIC CORP         COM              101137107     5202   177600 SH       SOLE                   177600        0        0
CHECKFREE CORP NEW             COM              162813109     1101    27000 SH       SOLE                    27000        0        0
COCA COLA CO                   COM              191216100      276     6620 SH       SOLE                     6620        0        0
EXXON MOBIL CORP               COM              30231G102      286     4804 SH       SOLE                     4804        0        0
GENERAL ELEC CO                COM              369604103     1531    42470 SH       SOLE                    42470        0        0
JOHNSON & JOHNSON              COM              478160104    18723   278785 SH       SOLE                   278785        0        0
JPMORGAN & CHASE & CO          COM              46625H100     3648   105425 SH       SOLE                   105425        0        0
MASSEY ENERGY CORP             COM              576206106     4210   105150 SH       SOLE                   105150        0        0
MICROSOFT CORP                 COM              594918104     1547    63986 SH       SOLE                    63986        0        0
ONLINE RES CORP                COM              68273G101    10550  1197462 SH       SOLE                  1197462        0        0
PFIZER INC                     COM              717081103      854    32494 SH       SOLE                    32494        0        0
SANOFI AVENTIS                 SPONSORED ADR    80105N105    10471   247300 SH       SOLE                   247300        0        0
SCHLUMBERGER LTD               COM              806857108     6549    92920 SH       SOLE                    92920        0        0
ST JUDE MED INC                COM              790849103     4399   122200 SH       SOLE                   122200        0        0
SUNCOR ENERGY INC              COM              867229106     5828   144950 SH       SOLE                   144950        0        0
SYNOVIS LIFE TECHNOLOGIES IN   COM              87162G105      681    68200 SH       SOLE                    68200        0        0
TARO PHARMACEUTICAL INDS LTD   ORD              M8737E108     1638    51900 SH       SOLE                    51900        0        0
TRIBUNE CO NEW                 COM              896047107     1830    45889 SH       SOLE                    45889        0        0
ZIMMER HLDGS INC               COM              98956P102     6124    78700 SH       SOLE                    78700        0        0